Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Income for the period		$ 16,432	$ 23,906	$ 13,435
Items that may be reclassified to income in later periods:
Currency translation differences		344	(3,172)	5,156
Unrealised gains on securities	[1]			593
Debt instruments remeasurements	[1]	29	(15)
Cash flow and net investment hedging (losses)/gains		(267)	730	(552)
Deferred cost of hedging	[1]	66	(209)
Share of other comprehensive (loss)/income of joint ventures and associates		(76)	(10)	170
Total		96	(2,676)	5,367
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements		(2,102)	3,588	604
Equity instruments remeasurements	[1]	(30)	(153)
Share of other comprehensive income of joint ventures and associates	[1]	2	193
Total		(2,130)	3,628	604
Other comprehensive (loss)/income for the period		(2,034)	952	5,971
Comprehensive income for the period		14,398	24,858	19,406
Comprehensive income attributable to non-controlling interest		625	383	578
Comprehensive income attributable to Royal Dutch Shell plc shareholders		$ 13,773	$ 24,475	$ 18,828

[1]	[A] Changes in line items from 2018 onwards compared with 2017 are the result of the implementation of IFRS 9 Financial Instruments, effective from January 1, 2018.